This Registrant is filing this amendment (Amendment) to its Form NCEN for September 30, 2024, originally filed with the Securities and Exchange Commission on December 12, 2024 (Accession Number 000086939224002473), to add Item C.7.n and Item C.7.n.iv. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the original Form NCEN filing.